Note 8 - Contract Liabilities - Changes in Contract Liability (Details) - CAD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Statement Line Items [Line Items]
Balance	$ 176,427	$ 192,958	$ 217,259
Amounts invoices and revenue deferred	62,530	159,263	139,249
Recognition of deferred revenue included in the period	(45,999)	(177,764)	(180,081)
Balance	$ 192,958	$ 174,457	$ 176,427